Offerings	Aug. 26, 2026 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-280746
Carry Forward Initial Effective Date	Jul. 15, 2024
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-280746
Carry Forward Initial Effective Date	Jul. 15, 2024
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-280746
Carry Forward Initial Effective Date	Jul. 15, 2024
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-280746
Carry Forward Initial Effective Date	Jul. 15, 2024
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-280746
Carry Forward Initial Effective Date	Jul. 15, 2024
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-280746
Carry Forward Initial Effective Date	Jul. 18, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 54,550.00
Offering Note	There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate number of preferred shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase shares of ordinary shares, preferred shares, debt securities and/or units, and such indeterminate number of units, as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $500,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of ordinary shares, preferred shares, debt securities, warrants and/or units as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The $500,000,000 of securities registered hereby includes $500,000,000 of unsold securities previously registered pursuant to the registration statement on Form S-3 (File No. 333-280746) filed by CBAK Energy Technology, Inc. (the "Predecessor") with the Securities and Exchange Commission on July 10, 2024, and declared effective on July 18, 2024 (the "Prior Registration Statement"). As a result of the redomicile merger completed on June 23, 2026, CBAK Energy Technology Limited is the successor issuer to the Predecessor pursuant to Rule 12g-3 under the Securities Exchange Act of 1934, as amended, and is filing this Registration Statement as successor to the Prior Registration Statement pursuant to Rule 414 under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee of $54,550 previously paid in connection with such unsold securities will continue to be applied to them, and no additional registration fee is being paid. Pursuant to Rule 415(a)(6), the offering of such unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.